DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	$ 14,743	$ 15,855
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	12,037	14,153
Effective Portion	(128)	(146)
Ineffective Portion	11	15
Cash flow hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	11,089	10,943
Effective Portion	(160)	(33)
Ineffective Portion	9	(1)
Net investment hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	948	3,210
Effective Portion	32	(113)
Ineffective Portion	$ 2	$ 16